Shareholders' Equity (Details Textual) (USD $)	1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 28, 2012	Apr. 30, 2010 Babcock and Brown [Member]	Dec. 31, 2010 Babcock and Brown [Member]	Mar. 31, 2011 Third Party [Member]	Dec. 31, 2012 Summit [Member]	Dec. 31, 2012 Onex [Member]	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member]
Shareholders' Equity (Textual) [Abstract]
Dividends equivalents to Vested SAR's paid date	Feb. 20, 2013											Feb. 20, 2013
Shares repurchased, shares							2,011,265	1,411,264	1,035,438
Average price paid per share							$ 8.78	$ 10.50	$ 11.93
Shares repurchased				$ 13,142,000	$ 35,487,000		$ 17,700,000	$ 14,800,000	$ 12,300,000
Shares issued to Onex and Summit, values			23,914,000							5,000,000	20,000,000
Shareholders' Equity (Additional Textual) [Abstract]
Dividends Paid per share	$ 0.22		$ 0.84	$ 0.80	$ 0.80
Dividends Paid Amount			21,629,000	20,738,000	22,407,000
Dividends Paid including Dividend Equivalents	$ 6,200,000
Dividend Record date	Jan. 31, 2013		Jan. 31, 2013
Newly issued common shares		2,191,060
Per share price						$ 11.41
Discount on share price to the volume-weighted average price in percent			5.00%
Period for determination of discount on issuance of share			5 days
Shares Outstanding		28,040,305	28,040,305	25,685,527	26,707,501